Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ 360	$ 334	$ (433)
Cash flow hedging instruments:
Change in unrealized gains and losses	(15)	108
Loss in respect of derivative instruments designated for cash flow hedge, net of taxes	(1)	(124)
Other comprehensive loss	(16)	(16)
Comprehensive income (loss)	$ 344	$ 318	$ (433)